SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Basis of preparation

Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company.

All intercompany transactions and balances between the Company and subsidiaries have been eliminated upon consolidation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

Uses of estimates

Uses of estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements and are adjusted to reflect actual experience when necessary. Significant estimates required to be made by management include, but not limited to allowance for credit loss and valuation allowance of deferred tax assets. The Company evaluates its estimates and assumptions on an ongoing basis and its estimates on historical experience, current and expected future conditions and various other assumptions that management believes are reasonable under the circumstances based on the information available to management at the time these estimates and assumptions are made. Actual results and outcomes may differ significantly from these estimates and assumptions.

Cash

Cash

Cash comprises cash in banks and cash on hand, which includes deposits with original maturities of three months or less with commercial banks in Singapore, the Cayman Island, Hong Kong and PRC. Disaggregation of cash by currency denomination is set out below:

Currency	For the years ended September 30,
	2025	2024
Singapore dollar	$11,228	$6,592
US dollar	2,599,705	317,060
RMB	-	86
Total	$2,610,933	$323,738

Credit Losses

Credit Losses

The Company used ASU 2016-13 Financial Instruments - Credit Losses (ASC Topic 326): Measurement of Credit Losses on Financial Instruments, which replaced the incurred loss methodology with an expected loss methodology that is referred to as the current expected credit loss (“CECL”) methodology. The measurement of expected credit losses under CECL is applicable to financial assets measured at amortized cost, including accounts receivable, deposits in prepayments and other assets. To estimate expected credit losses, the Company has identified the relevant risk characteristics of its customers and the related receivables and deposits in prepayments and other assets, which include size, types of the services or the products the Company provides, or a combination of these characteristics. The Company considers the historical credit loss experience, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Company’s customer collection trends in assessing the lifetime expected credit losses. The Company also provides specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected. The allowance for credit losses and corresponding receivables were written off when they are determined to be uncollectible.

As of September 30, 2025 and 2024, the Company did not have any material amount of allowance for credit losses.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable, net represent the amounts that the Company has an unconditional right to consideration, which are stated at the original amount less an allowance for credit losses.

PLATINUM ANALYTICS CAYMAN LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Property and equipment, net

Property and equipment, net

Property and equipment, net are recorded at cost less accumulated depreciation. Depreciation is provided in the amounts sufficient to depreciate the cost of the related assets over their estimated useful lives using the straight-line method, as follows:

Useful life
Electronic equipment	3 years

The Company reviews the estimated useful lives of these assets regularly in order to determine the amount of depreciation expense to be recorded during any reporting periods. Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of operations and comprehensive (loss) income in other income or expenses.

Intangible assets, net

Intangible assets, net

Intangible assets, net principally comprising purchased IT system. Separately acquired IT system is shown at historical cost. They have a finite useful life and are subsequently carried at cost less accumulated amortization and impairment losses. The IT system is amortized over 10 years, using the straight-line method.

PLATINUM ANALYTICS CAYMAN LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the useful life is shorter than the Company had originally estimated. When these events occur, the Company evaluates the impairment by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized for the years ended September 30, 2025, 2024 and 2023, respectively.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The accounting standard, ASC Topic 820, Fair Value Measurements (“ASC Topic 820”) establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measurements. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash, accounts receivable, amount due from a related party, accounts payable, amount due to related parties, accrued expenses and other liabilities, approximates their recorded values due to their short-term maturities.

PLATINUM ANALYTICS CAYMAN LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Revenue recognition

Revenue recognition

The Company adopted ASC Topic 606 Revenue from Contracts with Customers (“ASC 606”) on October 1, 2019 using the modified retrospective approach. Revenues were presented under ASC 606 and all subsequent ASUs that modified ASC 606. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Company applies the following steps:

Step 1: Identify the contract (s) with a customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The Company derives its revenues from two sources: (1) revenue from software development service, and (2) revenue from maintenance services or other similar services. All of the Company’s contracts with customer do not contain cancelable and refund-type provisions.

(1)	Revenue from software development service

The Company’s software development service contracts are primarily on a fixed-price basis with no variable consideration, which require the Company to perform services including designing the software as agreed upon, delivering programming source code and other documents to customer. Upon delivery of the services, customer acceptance is generally required.

There are a list of specification or function modules defined in the contract. Each specification or module are considered related each other because none of them can be delivered to customers separately. In addition, source code and documentation to be delivered to customers is a package of final deliverables, because if the delivery without a source code, the documentation is worthless to customer. Therefore, the obligations are highly interrelated to the final outcomes of the deliverables as a customer requires. As a result, the Company identified that software development service contract contains a single performance obligation, which is to conduct a full package of software development service for the customer as agreed in contracts.

When assessing whether the performance obligation is satisfied at a point in time or over time, following three factors are considered:

(1)	When the Company provides the service, the customer does not receive the benefit simultaneously, because the software developed in progress could not be used by customer as a software for alternative development till it passes its test without a bug.

(2)	When the Company provides the service, it creates an asset. However, this asset is useful for the Company at any progress but worthless for customer, because even if the customer receives the source code from the Company, the customer is not able to modify it, utilize it, improve it or make it useful, if any bugs are detected. In addition, even if the source code is received, the customer is also not able to ask third party to modify it because the time cost to understand the programming logical is high. As a result, the customer is not able to create or enhance the asset created by the Company during the software developing progress.

(3)	The contract does not contain explicit contractual terms entitling the Company to invoice at any point throughout the contract period. In addition, according to attorney’s opinion, the Company may only retain the payment received from the customer and cannot claim service fee for the extra workload completed after last milestone payment. Furthermore, the last 3-4 milestones of most contracts are testing or warranty, which are considered as low workload, but the payment of the last 3-4 milestones takes 50% of total consideration. As a result, the Company considered that the cumulative amount of milestone payments paid by the customers is not expected, at all times throughout the contract, to at least correspond to the amount that would be necessary to compensate the Company for performance completed to date. Therefore, the Company concludes that the Company does not has an enforceable right to payment for performance completed to date.

Because of the above three factors, the Company concludes that the service should be recognized in time upon completion of the performance obligation, when the software is delivered to the customer, and pass the customer’s test.

PLATINUM ANALYTICS CAYMAN LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Revenue recognition (continued)

(2)	Revenue from maintenance services or other similar services

The Company promised to provide maintenance services to customers during a period as defined in a contract. It is a distinct obligation as identified by the contract. When the Company provides the maintenance service, the customer received the benefit simultaneously. As a result, the revenue should be recognized over the period during which the Company provides the services to the customer. As the total price is fixed and the service is considered evenly distributed during the period, the revenue can be amortized on a straight line basis over the contract service period. No returns, refund and other similar obligations are incurred during each reporting period.

The following table disaggregates the Company’s revenue by major sources:

	For the years ended September 30,
	2025	2024	2023
By revenue type
Software development services	$1,496,161	$2,123,203	$581,920
Maintenance and other similar services	179,078	90,584	333
Total	$1,675,239	$2,213,787	$582,253

The following table summarizes the Company’s revenues recognized at a point in time or over time:

	For the years ended September 30,
	2025	2024	2023
Timing of revenue recognition
At a point in time	$1,496,161	$2,123,203	$581,920
Over time	179,078	90,584	333
Total	$1,675,239	$2,213,787	$582,253

Contract liability

Contract liability

The Company presents the consideration that a customer pays before the Company transfers a service to the customer as a contract liability when the payment is made. Unearned revenues consist of payments received related to unsatisfied performance obligation at the end of the period, included in advance from customers in the Company’s consolidated balance sheets with the balance of nil and $132,492 as of September 30, 2025 and 2024, respectively. The movement of advance from customers was as below.

Amount
September 30, 2022	$1,111,771
Addition	800,328
Recognized as revenue within the fiscal year ended September 30, 2023	(546,190)
Foreign currency translation adjustments	53,687
September 30, 2023	$1,419,596
Addition	841,528
Recognized as revenue within the fiscal year ended September 30, 2024	(2,160,788)
Foreign currency translation adjustments	32,156
September 30, 2024	$132,492
Recognized as revenue within the fiscal year ended September 30, 2025	(129,219)
Foreign currency translation adjustments	(3,273)
September 30, 2025	$-

PLATINUM ANALYTICS CAYMAN LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Cost of revenues	Cost of revenues Cost of revenues consists primarily of salary and benefits expenses and outsourced manpower costs directly related to the software project development or maintenance.
Selling and marketing expenses

Selling and marketing expenses

Selling and marketing expenses consist primarily of outsourced business development and marketing services, preparation of marketing collateral, and professional fees for product promotion and client engagement efforts.

General and administrative expenses

General and administrative expenses

General and administrative expenses consist primarily of travelling expenses, salaries, bonuses and benefits for employees involved in general corporate functions, depreciation and amortization of fixed assets and intangible assets, legal and other professional services fees, rental, and other general corporate related expenses.

Research and development expenses

Research and development expenses

Research and development costs consist of salary and welfare expenses for the Company’s technical employees, outsourced manpower who work for the research and development of the Company’s new software or platforms and outsourced development of a generation of decentralized finance smart new platform and other research services.

Employee benefit

Employee benefit

Laws require the Company’s entities incorporated to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basis compensation of qualified employees. The Company has no further commitments beyond its monthly contribution. Employee social benefits included as expenses in the accompanying consolidated statements of comprehensive (loss) income amounted to $22,353, $23,837 and $123,441 for the fiscal years ended September 30, 2025 2024, and 2023, respectively.

Operating leases

Operating leases

The Company mainly leases administrative offices and operating centers from property owners. These are all classified as operating leases. The Company adopted ASC Topic 842 on October 1, 2022. For the fiscal years ended September 30, 2024 and 2025, the Company had no material lease arrangements that required the recognition of ROU assets or lease liabilities. The Company continues to monitor new contracts for lease components. For leases with a term of 12 months or less, the Company applies the practical expedient to not recognize ROU assets and lease liabilities, recognizing the lease payments as expense on a straight-line basis over the lease term.

The determination of whether an arrangement is or contains a lease is made at inception by evaluating whether the arrangement conveys the right to use an identified asset and whether the Company obtains substantially all of the economic benefits from and has the ability to direct the use of the asset.

The Company elected not to separate non-lease components from lease components if the lease agreements consist of both lease and non-lease components. However, for all of the Company’s long-term lease agreements, lease payment do not contain the consideration for the non-lease component and the non-lease component has its own price and is paid separately. So, the Company calculates the right-of-use (“ROU”) and lease liabilities by using the lease payment only for the use of the underlying leased assets and has no need to allocate the lease payment between the lease and non-lease component.

Under a lease, the lessees are required to recognize ROU assets and lease liabilities. ROU assets represent the Company’s right to use an underlying asset for the lease term and are recognized as the amount of the lease liabilities, adjusted for any prepaid or accrued lease payments, net of lease incentives received, unamortized initial direct costs, or impairment charges relating to the right-of-use-asset. Lease liabilities represent the Company’s obligation to make lease payments arising from the lease and are recognized at the present value of the future lease payments at the lease commencement date. As the interest rate implicit in most of the Company’s leases is not readily determinable, the Company uses its incremental borrowing rate at the lease commencement date to determine the present value of the future lease payments. The Company’s lease terms include options to renew or terminate the lease when it is reasonably certain that it will exercise the option.

Any lease with a term of 12 months or less is considered short-term. As permitted by ASC 842, short-term leases are excluded from the ROU asset and lease liabilities accounts on the consolidated balance sheets. Consistent with all other operating leases, short-term lease expenses are recorded on a straight-line basis over the lease term.

Repayments of operating lease liabilities, variable lease payments, and short-term lease payments are classified as operating activities in the consolidated statements of cash flows.

The short-term lease cost was incurred $23,989, $23,542 and $24,183 during the fiscal years ended September 30, 2025, 2024 and 2023, respectively.

PLATINUM ANALYTICS CAYMAN LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Related parties

Related parties

The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions. Related parties include: (a) Affiliates of the entity, who directly or indirectly through one or more intermediaries, controls, is controlled by, or is under common control with an entity; (b) Entities for which investments in their equity securities would be required to be accounted for by the equity method by the investing entity; (c) Trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; (d) Principal owners, who record or known beneficial owners of more than 10 percent of the voting interests, of the entity and members of their immediate families; (e) Management of the entity and members of their immediate families; (f) Other parties with which the entity may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests; (g) Other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests. The Company disclosed all material related party transactions in the notes to these financial statements.

Goods and service tax (“GST”) and Value added tax (“VAT”)

Goods and service tax (“GST”) and Value added tax (“VAT”)

Revenue represents the invoiced value of goods and services, net of GST or VAT. GST is applicable in Platinum Singapore. The GST is based on gross sales price and tax rates range from 8% to 9%, depending on the calendar year of sales. GST general taxpayers are allowed to offset qualified input GST paid to suppliers against their output GST liabilities. Net GST balance between input GST and output GST is recorded in accrued expenses and other liabilities.

VAT applicable rate for Platinum SH is at 6%. Subsidiaries incorporated in Cayman and Hong Kong are not subject to the value added tax under the legal frameworks of their respective jurisdictions.

Government grant

Government grant

Government grants are recognized as income in other income, net or as a reduction of specific costs and expenses for which the grants are intended to compensate. Such amounts are recognized in the consolidated statements of operations and comprehensive (loss) income upon receipt and all conditions attached to the grants are fulfilled. For the years ended September 30, 2025, 2024 and 2023, the Company received $1,520, $3,187 and $2,358, consisting of a corporate income tax (“CIT”) rebate cash grant and grants for workforce recruitment and training, included in other (expenses) income, net

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No penalties or interest relating to income taxes have been incurred for the years ended September 30, 2025, 2024 and 2023.

(Loss) income earnings per share

(Loss) income earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common share outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. The Company has no dilutive securities as of and for the years ended September 30, 2025, 2024 and 2023.

PLATINUM ANALYTICS CAYMAN LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign currency translation

Foreign currency translation

The functional currencies of the Company are the local currency of the country in which the subsidiaries operate. The Company’s consolidated financial statements are reported using U.S. Dollars. The results of operations and the consolidated statements of cash flows denominated in foreign currencies are translated at the average rates of exchange during the reporting period. Assets and liabilities denominated in functional currencies at the balance sheet date are translated at the applicable rates of exchange in effect on that date. The equity denominated in the functional currencies is translated at the historical rates of exchange at the time of capital contributions. Because cash flows are translated based on the average translation rates, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component in accumulated other comprehensive income included in consolidated statements of changes in equity. In the financial statements of the Company’s subsidiaries, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the consolidated income statements during the year in which they occur.

Since the Company operates primarily in the Singapore, PRC mainland and Hong Kong, the Company’s functional currency is the Singapore dollar (“SGD”), Chinese Yuan (“RMB”) or US dollar (“US$” or “$”). The Company’s consolidated financial statements have been translated into the reporting currency of U.S. Dollars (“US$” or “$”).

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	September 30, 2025	September 30, 2024	September 30, 2023
RMB Balance sheet items, except for equity accounts	Not applicable *	US$1=RMB 7.0176	US$1=RMB 7.2960
RMB Items in the statements of operations and cash flows	US$1=RMB 7.1896	US$1=RMB 7.2043	US$1=RMB 7.0533
SGD Balance sheet items, except for equity accounts	US$1=SGD 1.2903	US$1=SGD 1.2831	US$1=SGD 1.3656
SGD Items in the statements of operations and cash flows	US$1= SGD 1.3156	US$1= SGD 1.3406	US$1= SGD 1.3518

* The PRC entity was disposed on January 10, 2025.

A majority of the Company’s expense transactions are denominated in Singapore dollar or RMB and a significant portion of the Company’s assets and liabilities are denominated in Singapore dollar.

The Company’s functional currency is the Singapore dollar, RMB or US dollar, and the Company’s financial statements are presented in U.S. dollars. It is difficult to predict how market forces or Singapore, PRC or U.S. government policy may impact the exchange rate between the Singapore dollar, RMB and the U.S. dollar in the future. The change in the value of the Singapore dollar and RMB relative to the U.S. dollar may affect the Company’s financial results reported in the U.S. dollar terms without giving effect to any underlying changes in the Company’s business or results of operations. Currently, the Company’s assets, liabilities, revenues and costs are denominated in Singapore dollar or RMB. To the extent that the Company needs to convert U.S. dollars into Singapore dollar or RMB for capital expenditures and working capital and other business purposes, appreciation of Singapore dollar or RMB against U.S. dollar would have an adverse effect on the Singapore dollar or RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert Singapore dollar or RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against Singapore dollar or RMB would have a negative effect on the U.S. dollar amount available to the Company.

Comprehensive (loss) income

Comprehensive (loss) income

Comprehensive (loss) income consists of two components, net (loss) income and other comprehensive (loss) income. Other comprehensive (loss) income refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive (loss) income consists of foreign currency translation adjustment resulting from the Company not using US$ as its functional currency.

PLATINUM ANALYTICS CAYMAN LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Segment reporting

Segment reporting

In accordance with ASC Topic 280, Segment Reporting, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The Company’s CODM reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole and hence, the Company has only one reportable segment. The Group’s CODM uses consolidated net income (or loss) to evaluate performance against budgets and guide resource allocation decisions. As the Company’s long-lived assets are substantially located in the Singapore and substantially the Company’s revenues are derived from the Singapore, no geographical segments are presented. The Company operates and manages its business in software related services as a single segment.

Concentrations of credit risks

Concentrations of credit risks

Assets that potentially subject the Company to a significant concentration of credit risk primarily consist of cash, accounts receivable and other current assets. The maximum exposure of such assets to credit risk is their carrying amounts as at the balance sheet dates. The Company conducts credit evaluations of its customers and suppliers, and generally does not require collateral or other security from them. The Company establishes an accounting policy to provide for allowance for doubtful accounts based on the individual customer’s and supplier’s financial condition, credit history, and the current economic conditions.

(a)	Significant customers

Major customers that make up 10% or more of revenue are as below:

	For the years ended September 30,
	2025	2024	2023
Customer A	84.9%	75.9%	12.5%
Customer B	*	23.2%	*
Customer C	12.1%	*	*
Customer D	*	*	40.9%
Customer E	*	*	46.5%

*	Represented the percentage less than 10%

Major customers that make up 10% or more of accounts receivable are as below:

	As of September 30,
	2025	2024	2023
Customer A	91.8%	14.7%	70.8%

(b)	Significant suppliers

Major suppliers that make up 10% or more of purchase are as below:

	For the years ended September 30,
	2025	2024	2023
Supplier A	88.2%	63.1%	47.3%
Supplier B	*	*	15.0%

Major suppliers that make up 10% or more of accounts payable are as below:

	As of September 30,
	2025	2024	2023
Supplier C	56.3%	*	*
Supplier D	19.4%	*	*
Supplier E	11.2%	*	12.6%
Supplier F	*	50.4%	35.2%
Supplier G	*	16.2%	*
Supplier H	*	*	18.6%
Supplier I	*	*	12.8%

*	Represented the percentage less than 10%

PLATINUM ANALYTICS CAYMAN LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Recent accounting pronouncements

Recent accounting pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. As a result, the Company’s operating results and financial statements may not be comparable to the operating results and financial statements of other companies who have adopted the new or revised accounting standards.

In March 2023, the FASB issued new accounting guidance, ASU 2023-01, for leasehold improvements associated with common control leases, which is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been made available for issuance. The new guidance introduced two issues: terms and conditions to be considered with leases between related parties under common control and accounting for leasehold improvements. The goals for the new issues are to reduce the cost associated with implementing and applying Topic 842 and to promote diversity in practice by entities within the scope when applying lease accounting requirements. ASU 2023-01 is effective for the Company for annual and interim reporting periods beginning October 1, 2024. The Company concluded that no effect of the adoption of this ASU.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — codification amendments in response to SEC’s disclosure Update and Simplification initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows—Overall, 250-10 Accounting Changes and Error Corrections— Overall, 260-10 Earnings Per Share— Overall, 270-10 Interim Reporting— Overall, 440-10 Commitments—Overall, 470-10 Debt—Overall, 505-10 Equity—Overall, 815-10 Derivatives and Hedging—Overall, 860-30 Transfers and Servicing—Secured Borrowing and Collateral, 932-235 Extractive Activities— Oil and Gas—Notes to Financial Statements, 946-20 Financial Services— Investment Companies— Investment Company Activities, and 974-10 Real Estate—Real Estate Investment Trusts—Overall. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal. The Company is in the process of evaluating the effect of the adoption of this ASU.

PLATINUM ANALYTICS CAYMAN LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. The amendments allow investors to better assess, in their capital allocation decisions, how an entity’s worldwide operations and related tax risks and tax planning and operational opportunities affect its income tax rate and prospects for future cash flows. 5 The other amendments in this Update improve the effectiveness and comparability of disclosures by (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application—General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted. We are evaluating the effect this guidance will have on our tax disclosures.

On November 4, 2024, the FASB has released ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures. The purpose of this update is to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, selling expenses, general and administrative expenses, and research and development expenses). ASU 2024-04 is effective for all public business entities, for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Any entity qualified as public business (“PBEs”) entity shall apply ASU 2024-04 prospectively to financial statements issued for current period and all comparative periods. PBEs shall apply the amendments in this update either (1) prospectively to financial statements issued for reporting periods after the effective date or (2) retrospectively to any or all prior periods presented in the financial statements. Early adoption is permitted. The Group is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.